Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-diluted

The following financial instruments were not included in the diluted loss per share calculation as of March 31, 2020 and 2019 because their effect was anti-dilutive:

	As of March 31,
	2020	2019
Warrants to purchase common stock	920,424	1,229,700
Series C-1 Convertible Preferred stock	196,093	196,093
Convertible notes	4,032,258	-
Total	5,148,775	1,425,793

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2019 and 2018 because their effect was anti-dilutive:

	As of December 31,
	2019	2018
Warrants to purchase common stock	937,904	1,955,264
Series C-1 Convertible Preferred stock	196,093	196,093
Convertible notes	3,676,471	-
Total	4,810,468	2,151,357